Prepayments and Advances (Details) - Schedule of Prepayments, non-current - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of Prepayments, non-current [Abstract]
Prepayment for software development expenditure	$ 52,000,000